Intangible assets	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Intangible assets

Note 13 - Intangible assets

a)	Composition of intangibles assets as of December 31, 2020 and 2019 is as follows:

		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2020	balance	amortization	31, 2020
			MCh$	MCh$	MCh$	MCh$
Computer equipment system or software	5	4	179,743	221,070	(94,407)	126,663
IT projects and licenses	2	2	5,192	13,484	(654)	12,830
Assets generated in business combination			1,388,302	681,556	(103,053)	578,503
Goodwill	—	—	1,151,019	492,512	—	492,512
Trademarks	10	5	31,898	51,037	(24,243)	26,794
Customer relationship	10	5	63,317	26,371	(12,526)	13,845
Core deposits	8	3	142,068	111,636	(66,284)	45,352
Other projects	10	4	1,196	4,055	(3,368)	687
Totals			1,574,433	920,165	(201,482)	718,683

		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2019	balance	amortization	31, 2019
			MCh$	MCh$	MCh$	MCh$
Computer equipment system or software	6	3	151,840	314,200	(134,457)	179,743
IT projects and licenses	6	2	12,614	33,352	(28,160)	5,192
Assets generated in business combination			1,406,016	1,544,767	(156,465)	1,388,302
Goodwill	—	—	1,135,392	1,151,019	—	1,151,019
Trademarks	10	8	37,002	51,459	(19,561)	31,898
Customer relationship	12	10	69,259	98,268	(34,951)	63,317
Core deposits	9	7	164,363	244,021	(101,953)	142,068
Other projects	10	1	494	4,055	(2,859)	1,196
Totals			1,570,964	1,896,374	(321,941)	1,574,433

Note 13 - Intangible assets, continued

b)	Movements on gross balances of intangible assets as of December 31, 2020 and 2019 are as follows:

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	314,200	33,352	393,748	1,151,019	4,055	1,896,374
Additions	43,747	12,002	—	—	—	55,749
Disposals	(47,746)	(8,388)	—	—	—	(56,134)
Impairment (1) (2) (3)	(67,363)	(32,334)	(195,596)	(651,825)	—	(947,118)
Reclassifications	(9,752)	9,752	—	—	—	—
Exchange differences	(12,016)	(900)	(9,108)	(6,682)	—	(28,706)
Ending balances as of December 31, 2020	221,070	13,484	189,044	492,512	4,055	920,165

(1)

Impairment loss on "Computer equipment software or system" and "IT projects and licenses" was recorded due to the systems integration; mainly due to the derecognition of the systems from Corpbanca. Impairment on Computer equipment system or software recorded in the Chile CGU had a net effect of Ch$31,426 million (Ch$59,525 million on the gross value of the asset and Ch$28,099 million on accumulated amortization). Impairment on System and software recorded in the Colombia CGU had a net effect of  Ch$4,325 million (Ch$7,838 million on the gross value of the asset and Ch$3,513 million). Finally, impairment on IT projects and licenses recorded in the Chile CGU had a net effect of Ch$3,098 million (Ch$32,334 million gross value of the asset and Ch$29,236 million in accumulated amortization).

(2)

Impairment loss on intangible assets generated in business combinations recorded in the Colombia CGU had a net effect of Ch$113,911 million (Ch$195,596 million on the gross value of the asset and Ch$81,685 million on accumulated amortization). (, which is broken down between an effect on the gross balance of and an effect on the accumulated amortization of. Itaú Corpbanca Colombia recognized an impairment for the gross value of the asset of Ch$193,761 million and Ch$80,623 million in accumulated amortization, generating a loss effect of Ch$113,138 million, as a result. Itaú Corredor de Seguro Colombia recognized an impairment for the gross asset value of Ch$1,835 million and Ch$1,062 million in accumulated amortization, generating a loss effect of Ch$773 million.

(3)	Goodwill impairment was allocated between the Chile CGU in Ch$412,356 million and the Colombia CGU in Ch$239,469 million.See additional disclosures in Note 32.

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2019	263,179	42,601	383,207	1,135,392	3,645	1,828,024
Additions	53,140	80	—	—	—	53,220
Exchange differences	5,308	20	12,876	15,627	—	33,831
Others	(7,427)	(9,349)	(2,335)	—	410	(18,701)
Ending balances as of December 31, 2019	314,200	33,352	393,748	1,151,019	4,055	1,896,374

Note 13 - Intangible assets, continued

c)	Movements on accumulated amortization of intangible assets for the years ended December 31, 2020 and 2019 are as follows:

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Other projects	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	(134,457)	(28,160)	(156,465)	(2,859)	(321,941)
Amortization for the year	(40,632)	(1,748)	(31,736)	(509)	(74,625)
Disposals	44,490	—	—	—	44,490
Impairment (1) (2)	31,612	29,236	81,685	—	142,533
Exchange differences	4,580	18	3,463	—	8,061
Ending balances as of December 31, 2020	(94,407)	(654)	(103,053)	(3,368)	(201,482)

(1)

Impairment loss on "Computer equipment software or system" and "IT projects and licenses" was recorded due to the systems integration; caused by the usage discontinuation of the Corpbanca systems. Impairment on Computer equipment system or software recorded in the Chile CGU had a net effect of loss Ch$31,426 million (Ch$59,525 million on the gross value of the asset and Ch$28,099 million on accumulated amortization). Impairment on System and software recorded in the Colombia CGU had a net effect of Ch$4,325 million (Ch$7,838 million on the gross value of the asset and Ch$3,513 in accumulated amortization). Finally, impairment on IT projects and licenses recorded in the Chile CGU had a net effect of Ch$3,098 million ( Ch$32,334 million on the gross asset value of and Ch$29,236 million in accumulated amortization).

(2)

Impairment loss on intangible assets generated in business combinations recorded in the Colombia CGU had a net effect of Ch$113,911 million ( Ch$195,596 million on the gross value of the asset and Ch$81,685 million on the accumulated amortization).

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Other projects	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2019	(111,339)	(29,987)	(112,583)	(3,151)	(257,060)
Amortization for the year	(30,363)	(2,809)	(40,816)	(152)	(74,140)
Disposals	3	—	—	—	3
Exchange differences	(2,995)	(14)	(4,648)	—	(7,657)
Others	10,237	4,650	1,582	444	16,913
Ending balances as of December 31, 2019	(134,457)	(28,160)	(156,465)	(2,859)	(321,941)

d)	Impairment

Itaú Corpbanca evaluates, at the end of each reporting period, whether there is any indication of impairment of any asset (including Goodwill). If this indication exists, or when an impairment test is required, the Bank estimates the recoverable amount of the asset.

Note 13 - Intangible assets, continued

As indicated in Note 3 “Significant events”, an impairment test was performed as of June 30, 2020 and, as a result, impairment losses were recorded for intangible assets generated in the business combination and Goodwill for Ch$113,911 million and Ch$651,825 million, respectively. See additional information in Note 32.

Since the merger of CorpBanca and Itaú Chile, the Bank has utilized systems of both institutions in order to manage its operations entities and has established an integration plan to eliminate duplication and improve efficiency. During the 2020 financial year, the migration project in relation to this integration process was substantially completed, and an impairment of Ch$38,849 million has been recognized, corresponding to systems and licenses that will not continue to be used.

e)	Restrictions

Itaú Corpbanca and its subsidiaries have no restrictions on intangible assets as of December 31, 2020 and December 31, 2019. In addition, no intangible assets have been pledged as collateral to secure the fulfillment of any obligations.